Oct. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche CROCI® Sector Opportunities Fund

The "Non-Diversification risk" information contained under the "MAIN RISKS" sections within the summary section and the "FUND DETAILS" section of the fund's prospectuses is hereby removed.